Going Concern	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
General:
General

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has a shareholders’ deficit of $985,464 and an accumulated deficit of $33,994,478 as of March 31, 2018 and has generated operating losses since inception. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate revenues and its ability to continue raising capital.

On October 12, 2017, the Company entered into an Equity Financing Agreement (“EFA”) with GHS Investments, LLC (“GHS”), which provides for GHS to purchase up to $12,000,000 of the Company’s common stock over a 24-month period based on a contractually agreed upon market discount. In February 2018 the Company began sales of common stock to GHS under the EFA. Management believes the EFA will provide sufficient cash flows until cash flows from operations become consistently positive.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has a shareholders’ deficit of $7,041,899, an accumulated deficit of $31,662,414, and a working capital deficit of $7,106,673 as of December 31, 2017, and has generated operating losses since inception. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate revenues and its ability to continue raising capital from third parties.

On October 12, 2017, the Company entered into an Equity Financing Agreement (“EFA”) with GHS Investments, LLC (“GHS”), which provides for GHS to purchase up to $12,000,000 of the Company’s common stock over a 24-month period based on a contractually agreed upon market discount. In February 2018 the Company began sales of common stock to GHS under the EFA. Management believes the EFA will provide sufficient cash flows until cash flows from operations become consistently positive.